Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	SILICOM LTD.
Entity Central Index Key	0000916793
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	6,925,088
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 11,483	$ 6,657
Short-term bank deposits	5,010	9,209
Marketable securities	9,027	8,044
Accounts receivable:
Trade, net	8,613	6,762
Other	1,597	886
Inventories	11,173	8,140
Deferred tax assets	48	50
Total current assets	46,951	39,748
Marketable securities	23,667	21,560
Assets held for employees' severance benefits	1,275	1,302
Deferred tax assets	135	219
Property, plant and equipment, net	837	650
Total assets	72,865	63,479
Liabilities and shareholders' equity
Trade accounts payable	3,978	3,753
Other accounts payable and accrued expenses	2,460	2,074
Total current liabilities	6,438	5,827
Long-term liability
Liability for employees' severance benefits	2,153	2,222
Total liabilities	8,591	8,049
Commitments and contingencies
Shareholders' equity
Ordinary shares, NIS 0.01 par value; 10,000,000 shares authorized; 6,894,659 and 6,940,059 issued as at December 31, 2010 and 2011, respectively; 6,879,688 and 6,925,088 outstanding as at December 31, 2010 and 2011, respectively	20	20
Additional paid-in capital	35,245	34,644
Treasury shares (at cost) - 14,971 ordinary shares as at December 31, 2010 and 2011	(38)	(38)
Retained earnings	29,047	20,804
Total shareholders' equity	64,274	55,430
Total liabilities and shareholders' equity	$ 72,865	$ 63,479

Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	0.01	0.01
Ordinary shares, authorized	10,000,000	10,000,000
Ordinary shares, issued	6,940,059	6,894,659
Ordinary shares, outstanding	6,925,088	6,879,688
Ordinary shares, treasury shares	14,971	14,971

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Sales	$ 39,633	$ 30,399	$ 20,526
Cost of sales	22,430	17,490	12,461
Gross profit	17,203	12,909	8,065
Operating expenses
Research and development	4,165	3,280	2,716
Sales and marketing	2,677	2,207	1,821
General and administrative	1,890	1,523	1,313
Total operating expenses	8,732	7,010	5,850
Operating income	8,471	5,899	2,215
Financial income, net	439	617	909
Income before income taxes	8,910	6,516	3,124
Income taxes	667	801	305
Net income	$ 8,243	$ 5,715	$ 2,819
Income per share:
Basic income per ordinary share (US$)	$ 1.195	$ 0.838	$ 0.42
Diluted income per ordinary share (US$)	$ 1.178	$ 0.824	$ 0.412
Weighted average number of ordinary shares used to compute basic income per share (in thousands)	6,896	6,821	6,720
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)	6,995	6,938	6,843

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands, except Share data		Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008		$ 20		$ 33,082	$ (38)	$ 12,270	$ 45,334
Balance, shares at Dec. 31, 2008	[1]	6,694,063
Exercise of options		0	[2]	633			633
Exercise of options, shares		115,250
Share-based compensation				439			439
Net income						2,819	2,819
Balance at Dec. 31, 2009		20		34,154	(38)	15,089	49,225
Balance, shares at Dec. 31, 2009	[1]	6,809,313
Exercise of options		0	[2]	259			259
Exercise of options, shares		70,375
Share-based compensation				231			231
Net income						5,715	5,715
Balance at Dec. 31, 2010		20		34,644	(38)	20,804	55,430
Balance, shares at Dec. 31, 2010	[1]	6,879,688
Exercise of options		0	[2]	164			164
Exercise of options, shares		45,400
Share-based compensation				437			437
Net income						8,243	8,243
Balance at Dec. 31, 2011		$ 20		$ 35,245	$ (38)	$ 29,047	$ 64,274
Balance, shares at Dec. 31, 2011	[1]	6,925,088

[1]	Net of 14,971 shares held by the subsidiary
[2]	Less than 1 thousand.

Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Shares held by the subsidiary	14,971	14,971	14,971

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 8,243	$ 5,715	$ 2,819
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation	379	416	437
Write-down of obsolete inventory	768	780	860
Liability for employees' severance benefits, net	(42)	58	23
Expense from marketable securities	462	467	169
Share-based compensation expense	437	231	439
Deferred taxes	86	156	19
Capital (gain) loss	(6)	2	14
Changes in assets and liabilities:
Accounts receivable - trade	(1,851)	(1,590)	(323)
Accounts receivable - other	(717)	(184)	(18)
Inventories	(3,801)	(4,243)	(268)
Trade accounts payable	225	1,492	(420)
Other accounts payable and accrued expenses	508	51	53
Net cash provided by operating activities	4,691	3,351	3,804
Cash flows from investing activities
Proceeds from (investments in) short term bank deposits, net	4,199	(1,956)	(7,253)
Purchases of property, plant and equipment	(486)	(466)	(258)
Proceeds from maturity of marketable securities	9,531	11,303	10,300
Purchases of marketable securities	(13,071)	(12,972)	(14,572)
Net cash provided by (used in) investing activities	173	(4,091)	(11,783)
Cash flows from financing activities
Exercise of options	164	259	633
Net cash provided by financing activities	164	259	633
Effect of exchange rate changes on cash balances held	(202)	(115)	31
Increase (decrease) in cash and cash equivalents	4,826	(596)	(7,315)
Cash and cash equivalents at beginning of year	6,657	7,253	14,568
Cash and cash equivalents at end of year	11,483	6,657	7,253
Supplementary cash flow information Non-cash transactions:
Investments in fixed assets	80
Supplementary cash flow information Cash paid during the year for:
Income taxes	$ 623	$ 1,148	$ 606

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
Note 1 - General

Silicom Ltd. is an Israeli corporation engaged in designing, manufacturing, marketing and supporting server networking solutions for a broad range of servers and server based systems.

The Company's shares have been traded in the United States on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), since February 1994 and in Israel on the Tel Aviv Stock Exchange ("TASE"), since December 2005. Since February 11, 2008, the Company's shares have been traded on the NASDAQ Global Market (prior thereto they were traded on the NASDAQ Capital Market).

Silicom markets its products directly, through (i) Original Equipment Manufacturers ("OEMs") which sell the Company's connectivity products under their own private labels or incorporate the Company's products into their products, (ii) a worldwide network of independent distributors and (iii) its US-based subsidiary.

In these financial statements the terms "Company" or Silicom refer to Silicom Ltd. and its wholly owned subsidiary, Silicom Connectivity Solutions, Inc., whereas the term "subsidiary" refers to Silicom Connectivity Solutions, Inc., a wholly owned subsidiary of Silicom Ltd.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
Note 2 - Summary of significant Accounting Policies

The significant accounting policies, which are applied consistently throughout the periods presented, are as follows:

A.            Financial statements in US dollars

Substantially all sales of the Company are made outside of Israel (see Note 12A regarding geographical destination), in US dollars ("dollars"). Most purchases of materials and components, and a significant part of the marketing costs are made or incurred, primarily in dollars. Therefore, the functional currency of the Company is the dollar.

Transactions and monetary balances in other currencies are translated into the functional currency using current exchange rate.

All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in earnings when they arise.

B.            Basis of presentation

The accompanying consolidated financial statements have been prepared with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly-owned subsidiary in the United States. All intercompany balances and transactions have been eliminated in consolidation.

C.            Estimates and assumptions

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets; allowances for doubtful accounts and; deferred tax assets, fixed assets, inventory, investments, share-based compensation; income tax uncertainties and other contingencies.

D.           Cash and cash equivalents

The Company considers highly liquid investments with original maturities of three months or less from the date of deposit to be cash equivalents.

E.           Short-term bank deposits

Short term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.

As of December 31, 2011 the company's short-term bank deposits consist of bank deposits primarily in US dollars, that bear fixed annual interest of 1.70%-1.9%. These short-term bank deposits are held with a major Israeli Bank, and with its US located branch, and their use and withdrawal are not subject to any restrictions.

F.           Marketable securities

Investment securities at December 31, 2011 and 2010 consist of corporate debt and government debt.

The Company classifies its marketable securities as held-to-maturity as they are debt securities in which the Company has the intent and ability to hold to maturity. Held-to-maturity debt securities are recorded at amortized cost adjusted for the amortization or accretion of premiums or discounts.

Premiums and discounts on debt securities are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the "Financial income, Net" line item in the consolidated statements of operations.

When other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss.

If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings.

G.           Trade accounts receivable, net

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the Consolidated Statements of Cash Flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and its customers' financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns.

As of December 31, 2010 and 2011, the provision for doubtful accounts receivable amounted to US$ 20 thousand.

H.           Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the "average-cost" method.

The Company writes down obsolete or slow moving inventory to its market value, on a quarterly basis.

I.            Assets held for employees' severance benefits

Assets held for employees' severance benefits represent contributions to severance pay funds and cash surrender value of life insurance policies. The assets are recorded at their current cash redemption value.

J.           Property, plant and equipment

Property, plant and equipment are stated at cost. Depreciation is calculated on the straight-line method over the estimated useful life of the assets at the following annual rates:

%

Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	10 - 20

K.           Long lived assets

In accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment - Overall (formally known as FASB Statement No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets") long-lived assets, such as property, plant, and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or an asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value.

L.           Revenue recognition

Revenues from sales of products are recognized upon delivery provided that the collection of the resulting receivable is reasonably assured, there is persuasive evidence of an arrangement, no significant obligations in respect of installation remain and the price is fixed or determinable.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from revenues in the consolidated statements of income.

M.          Research and development costs

Research and development costs are expensed as incurred.

N.           Royalty bearing participations

Royalty bearing participations from the Government of Israel for funding research and development activities are recognized at the time the Company is entitled to such grants based on the related cost incurred. See also Note 10A.

Royalty expenses are recognized pursuant to the sale of related products and are classified as cost of sales.

O.           Allowance for product warranty

The Company grants service warranties related to certain products to end-users. The Company estimates its obligation for such warranties to be immaterial on the basis of historical experience. Accordingly, these financial statements do not include an accrual for warranty obligations.

P.           Treasury shares

Treasury shares are recorded at cost and presented as a reduction of shareholders' equity.

Q.           Income taxes

Deferred taxes are accounted for under the asset and liability method based on the estimated future tax effects of temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.  The Company provides a valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will not be realized. Deferred taxed and liabilities are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

R.           Share-based compensation

The Company recognizes compensation expense based on estimated grant date fair value in accordance with ASC Topic 718, Compensation -Stock Compensation as follows:

Share-based awards granted after January 1, 2008, include features that are not supported by the Black Scholes valuation model, such as expiration date to occur if the closing price of the shares falls below 50% of grant date Share price, therefore, for share-based awards granted in 2008, the Company recognized compensation expense based on estimated grant date fair value using the Monte Carlo option-pricing model; with the weighted average assumptions detailed in Notes 11 (E) and 11 (F). For share-based awards granted on December 21, 2010 the Company recognized compensation expense based on estimated grant date fair value using the Binomial option-pricing model; with the weighted average assumptions detailed in Note 11 (G).

S.            Income per ordinary share

Basic income per ordinary share is calculated by dividing the net income attributable to ordinary shares, by the weighted average number of ordinary shares outstanding.  Diluted income per ordinary share calculation is similar to basic income per ordinary share except that the weighted average of common shares outstanding is increased to include outstanding potential common shares during the period if dilutive. Potential common shares arise from stock options and the dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2009	2010	2011
Net income attributable to ordinary shares
(US$ thousands)	2,819	5,715	8,243

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	6,719,508	6,820,721	6,896,215

Add assumed exercise of outstanding dilutive potential
ordinary shares	123,600	117,735	98,377

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	6,843,108	6,938,456	6,994,592

Basic income per ordinary shares (US$)	0.420	0.838	1.195

Diluted income per ordinary shares (US$)	0.412	0.824	1.178

Number of options and warrants excluded
from the diluted earnings per share calculation
because of anti-dilutive effect	229,687	137,500	135,000

T.            Comprehensive Income

For the year ended December 31, 2009, 2010 and 2011, comprehensive income equals net income.

U.            Fair Value Measurements

The Company's financial instruments include mainly cash and cash equivalents, accounts receivable, short term bank deposits, marketable securities and accounts payable. The carrying amounts of these financial instruments approximate their fair value, for marketable securities fair value see note 4.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

V.           Recently Issued Accounting Standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The Company expects that the adoption of ASU 2011-04 in 2012 will not have a material impact on its consolidated financial statements.

W.	Concentrations of risks

(1)	Credit risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, short-term bank deposits, marketable securities and trade receivables. Cash and cash equivalents balances of the Company, which are subject to credit risk, consist of cash accounts held with major financial institutions. Short-term bank deposits balances of the Company, which are subject to credit risk, consist of short-term bank deposits held with a major Israeli Bank and with its US located branch. Marketable securities include held to maturity marketable securities issued by highly rated corporations or governmental securities. As of December 31, 2010 and 2011, the rating of the securities in the company's portfolio was at least A and A- respectively. Nonetheless, these investments are subject to general credit and counterparty risks (such as that the counterparty to a financial instrument fails to meet its contractual obligations). Any changes in fair value of the Company's investment securities due to credit risk do not affect the Company's profit or loss unless there is other-than-temporary impairment (OTTI).

Concentrations of credit risk with respect to trade receivables are limited due to the Company's diverse customer base and their wide geographical dispersion. The Company closely monitors extensions of credit and has never experienced significant credit losses.

(2)	Concentrations of Trade accounts payable

Certain key components used in the Company's products are currently available from only one source and others are available from a limited number of sources. The Company believes it maintains sufficient inventory of these components to protect against delays in deliveries.

(3)	Dominant Single product line

The Company depends to a great extent on one line of products for most of its revenues. The majority of the company's current business is based on its Multi-Port Gigabit-Ethernet Server Adapter product line and the majority of its revenue is generated from that product line.

X.           Liabilities for loss contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Y.           Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation. Such reclassifications did not have any impact on the company's shareholder equity or net income.

Cash And Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash And Cash Equivalents [Abstract]
Cash And Cash Equivalents
Note 3 - Cash and Cash Equivalents

	December 31
	2010	2011
	US$ thousands
Cash	2,566	6,461
Cash equivalents *	4,091	5,022
	6,657	11,483

*	Comprised mainly of deposits in banks as at December 31, 2010 and 2011 carrying a weighted average interest of 1.22% and 1.79%, respectively.

Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Marketable Securities
Note 4 - Marketable Securities

The Company's investment in marketable securities as of December 31, 2010 and 2011 are classified as "held-to-maturity" and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Aggregate	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
At December 31, 2011
Held to maturity:
Corporate debt securities and
government debt securities
Current	9,108	5	(100)	9,013
Non-Current	23,911	-	(452)	23,459

	33,019	5	(552)	32,472

At December 31, 2010
Held to maturity:
Corporate debt securities and
government debt securities
Current	8,162	18	(85)	8,095
Non-Current	21,773	74	(155)	21,692

	29,935	92	(240)	29,787

*      Fair value is being determined using quoted market prices in active markets (Level 1).
**    Including accrued interest in the amount of $325K.

The amortized cost, gross unrealized losses and fair value of the debt securities by major interest type were as follows:

	December 31, 2011
		Net unrealized
	Amortized cost	holding gains/(losses)	Fair value
	US$ thousands
Up to 2%	25,225	(415)	24,810
2.038% - 2.874%	7,794	(132)	7,662
	33,019	(547)	32,472

	December 31, 2010
		Net unrealized
	Amortized cost	holding gains/(losses)	Fair value
	US$ thousands
Up to 4%	28,401	(123)	28,278
4.063% - 4.241%	1,534	(25)	1,509
	29,935	(148)	29,787

Maturities of the debt securities were as follows as at December 31, 2011:

	Amortized cost	Fair value
	US$ thousands
Current maturities	9,108	9,013
Due after one year through 2.75 years	23,911	23,459
	33,019	32,472

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011:

	Less than 12 months		12 months or more		Total
Held to maturity	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities
and government debt
securities	(276)	17,461	(276)	14,005	(552)	31,466

The unrealized losses on the investments were caused by interest rate increases. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery; therefore these investments are not considered other than temporary impaired.

Accounts Receivable - Other	12 Months Ended
Dec. 31, 2011
Accounts Receivable - Other [Abstract]
Accounts Receivable - Other
Note 5 - Accounts Receivable - Other

	December 31
	2010	2011
	US$ thousands
Accrued interest on marketable securities	331	325
VAT	216	830
Advanced to suppliers	17	54
Income Tax Payable	159	213
Other	163	175
	886	1,597

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories	Note 6 - Inventories
	December 31
	2010	2011
	US$ thousands
Raw materials and components	3,266	3,885
Products in process	3,980	5,246
Finished products	894	2,042
	8,140	11,173

Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net
Note 7 - Property, Plant and Equipment, Net

	December 31
	2010	2011
	US$ thousands
Machinery and equipment	2,580	2,873
Office furniture and equipment	275	294
Leasehold improvements	276	336

Property, plant and equipment	3,131	3,503

Accumulated depreciation	(2,481)	(2,666)

	650	837

Depreciation expenses for the years ended December 31, 2009, 2010 and 2011 were US$ 437 thousand, US$ 416 thousand and US$ 379 thousand, respectively.

Other Accounts Payable And Accrued Expenses	12 Months Ended
Dec. 31, 2011
Other Accounts Payable And Accrued Expenses [Abstract]
Other Accounts Payable And Accrued Expenses
Note 8 - Other Accounts Payable and Accrued Expenses

	December 31
	2010	2011
	US$ thousands
Employees and related liabilities	578	580
Provision for vacation pay	587	681
Employee benefits	552	766
Accrued expenses	199	266
Other	158	167

	2,074	2,460

Assets Held And Liability For Employees' Severance Benefits	12 Months Ended
Dec. 31, 2011
Assets Held And Liability For Employees' Severance Benefits [Abstract]
Assets Held And Liability For Employees' Severance Benefits
Note 9 - Assets Held and Liability for Employees' Severance Benefits

A.	Under Israeli law and labor agreements, Silicom is required to make severance payments to retired or dismissed employees and to employees leaving employment in certain other circumstances.

In respect of the liability to the employees, individual insurance policies are purchased and deposits are made with recognized severance pay funds.

The liability for severance pay is calculated on the basis of the latest salary paid to each employee multiplied by the number of years of employment. The liability is covered by the amounts deposited including accumulated income thereon as well as by the unfunded provision.

B.
According to Section 14 to the Severance Pay Law ("Section 14") the payment of monthly deposits by a company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to the employees that have entered into agreements with the company pursuant to such Section 14.  Commencing July 1, 2008, the Company has entered into agreements with a majority of its employees in order to implement Section 14. Therefore, as of that date, the payment of monthly deposits by the Company into recognized severance and pension funds or insurance policies releases it from any additional severance obligation to those employees that have entered into such agreements and therefore the Company incurs no additional liability since that date with respect to such employees. Amounts accumulated in the pension funds or insurance policies pursuant to Section 14 are not supervised or administrated by the Company and therefore neither such amounts nor the corresponding accrual are reflected in the balance sheet.

C.
Consequently, the assets held for employees' severance benefits reported on the balance sheet, in respect of deposits for those employees who have signed agreements pursuant to Section 14, represent the redemption value of deposits made through June 30, 2008. The liability for employee severance benefits, with respect to those employees, represents the liability of the Company for employees' severance benefits as of June 30, 2008.

As a result of the implementation of Section 14, as described above, the liability with respect to those employees is calculated on the basis of number of years of employment as of June 30, 2008, multiplied by the latest salary paid. The liability is covered by the amounts deposited, including accumulated income thereon, as well as by the unfunded provision. Such liability will be removed, either by termination of employment or retirement.

D.	Expenses recorded in respect to employees' severance payments for the years ended December 31, 2009, 2010 and 2011 were US$ 252 thousand, US$ 372 thousand and US$ 304 thousand, respectively.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
Note 10 - Commitments and Contingencies

A.	Royalty commitments

The Company is obligated to pay royalties to the Government of Israel and the Korea Israel Industrial Research and Development Foundation on revenues from product sales related to research and development, which was undertaken with Government grants and other grants. Since January 1, 1997, royalty rates are 2% to 5%. The royalty rates applicable for the Company's research and development projects are 2% - 3.5%, except for one project that took place in the period July 1, 1997 - January 31, 2000, where the royalty rate is 4%.

Royalties are payable from the commencement of sales of each of these products until the cumulative amount of the royalties paid equals 100% of the dollar linked amounts of the grants received, without interest for projects approved prior to December 31, 2000 and with LIBOR interest for amounts received after that date.

The Company's total outstanding obligation in respect of royalty-bearing participations received or accrued, net of royalties paid or accrued before interest, amounted to approximately US$ 2,960 thousand as at December 31, 2011 (US$ 2,960 thousand as at December 31, 2010).

B.            Lease commitments

The premises and facilities occupied by the Company are leased under various operating lease agreements. Furthermore, the Company has entered into several operating lease agreements for motor vehicles in Israel.

The agreements are in New Israeli Shekel (NIS) or in NIS, linked to the Israeli Consumer Price Index.

The minimum future rental payments under the above leases at exchange rates in effect on December 31, 2011, are as follows:

US$ thousands
Year ended December 31
2012	617
2013	157
2014 and on	82

Rental expenses under the lease agreements for the years ended December 31, 2009, 2010 and 2011 were US$ 514 thousand, US$ 542 thousand and US$ 632 thousand, respectively.

C.            Credit line

The Company has one line of credit provided to it by a bank (approximately US$ 157 thousand). The bank is allowed to cancel or change the line of credit with no early notice.

As at December 31, 2011, this credit line has not been used.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 11 - Shareholders' Equity

Stock options to employees and directors

A.
In October 2000, the Board of Directors of Silicom adopted the Silicom Ltd. US Share Option Plan (2000) (the "US Plan"). The US Plan provides that options may be granted to any officer, consultants and certain other present and future employees and directors of Silicom and its subsidiary. Under the terms of the US Plan, up to a maximum of 200,000 ordinary shares of Silicom are reserved for issuance, subject to certain adjustments. The exercise price of the options granted under the US Plan shall be not less than 100 percent (or, in the case of a grant to a holder of more than 10% of Silicom's outstanding shares, 110 percent) of the fair market value of the ordinary shares subject to the option on the date the option is granted. The vesting period of the options is subject to the discretion of the Board. The term of the option shall not exceed 10 years from the date that the option was granted (or five years, in the case of optionees who hold more than 10% of Silicom's outstanding shares).

B.
On July 21, 2004, the Board resolved, subject to shareholders' approval that was given on December 30, 2004, to adopt the Share Option Plan (2004) (the "2004 Plan") and to cancel any authorized share capital of the Company that had been previously reserved and unexercised under the 1993 and 1994 plans, which was not then allocated under such plans or which would become unallocated from time to time as outstanding options expire or are forfeited collectively (the "Cancelled Reserve"). The Cancelled Reserve consisted of 282,750 authorized Ordinary Shares of the Company.

The 2004 Plan, covers up to 582,750 options at a conversion rate of 1:1 to be granted to Israeli employees and directors. Option grants to employees under the 2004 Plan, including terms of vesting and the exercise price are subject to the Board of Directors' approval.  Option grants to directors are subject to the approvals of the Audit Committee, Board of Directors and Shareholders. The term of the options shall not exceed 10 years from the date that the option was granted.

C.	No options have been granted by the Company other than to employees and directors, as mentioned above.

D.
Options granted to Israeli residents may be granted under Section 102 of the Israeli Income Tax Ordinance pursuant to which the awards of options, or the ordinary shares issued upon their exercise, must be deposited with a trustee for at least two years following the date of grant. Under Section 102, any tax payable by an employee from the grant or exercise of the awards is deferred until the transfer of the awards or ordinary shares by the trustee to the employee or upon the sale of the awards or ordinary shares.

Gains on awards granted under the plan are subjected to capital tax of 25% to be paid by the employee, and the Company is not entitled to a tax deduction.

E.
On January 24, 2008, the Company granted, in the aggregate, 200,000 options to certain of its directors and employees under its Share Option Plan (2004) and US Share Option Plan (2000).  In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US $ 11.20 and the Option expiration date was the earlier to occur of: (a) January 24, 2016; and (b) the closing price of the Shares falling below US $ 5.60 at any time after the date of grant. 50% of the options vest and become exercisable on the second anniversary of the date of grant and additional 50% of the options vest and become exercisable on the third anniversary of the date of the grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Monte Carlo option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	3.36%
Expected dividend yield	0.0%
Average expected volatility (b)	116.24%
Termination rate	11%
Suboptimal rate (c)	3.4

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

3.	Expenses incurred during the year ended December 31, 2011 in relation to this grant were approximately US$ 7 thousand. As at December 31, 2011, all expenses related to this grant were recognized.

4.	All of these options expired by their terms on July 30, 2008 without exercise.

F.
On October 15, 2008, the Company granted, in the aggregate, 200,000 options to certain of its directors and employees under its Share Option Plan (2004) and US Share Option Plan (2000).  In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 3.82 and the Option expiration date was the earlier to occur of: (a) October 15, 2016; and (b) the closing price of the Shares falling below US$ 1.91 at any time after the date of grant. 50% of the options vest and become exercisable on the second anniversary of the date of grant and the additional 50% of the options vest and become exercisable on the third anniversary of the date of the grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Monte Carlo option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	3.73%
Expected dividend yield	0.0%
Average expected volatility (b)	112.42%
Termination rate	11%
Suboptimal rate (c)	3.45

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

3.	Expenses incurred during the year ended December 31, 2011 in relation to this grant were approximately US$ 33 thousand. As at December 31, 2011, all expenses related to this grant were recognized.

G.	On December 21, 2010, the Company granted, in the aggregate, 137,500 options to certain of its directors and employees under its Share Option Plan (2004). In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 18.82 and the Option expiration date was the earlier to occur of: (a) December 21, 2018; and (b) the closing price of the Shares falling below US$ 9.41 at any time after the date of grant. 50% of the options vest and become exercisable on the second anniversary of the date of grant and the additional 50% of the options vest and become exercisable on the third anniversary of the date of the grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	3.00%
Expected dividend yield	0.0%
Average expected volatility (b)	82.64%
Termination rate	9%
Suboptimal rate (c)	3.45

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

3.
Expenses incurred during the year ended December 31, 2011 in relation to this grant were approximately US$ 397 thousand. As at December 31, 2011, there was approximately US$ 538 thousand of unrecognized compensation costs related to this grant to be recognized over a weighted average period of 1.46 years.

H.	The following table summarizes information regarding stock options as at December 31, 2011:

	Options outstanding		Options exercisable
		Weighted		Weighted
		average remaining		average remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)

2.53	30,000	2.99	30,000	2.99
3.82	92,425	4.79	92,425	4.79
18.82	135,000	6.97	-	-

	257,425		122,425

The aggregate intrinsic value of options outstanding as of December 31, 2010 and 2011 is US$ 2,541 thousand and US$ 1,718 thousand, respectively.

The aggregate intrinsic value of options exercisable as of December 31, 2010 and 2011 is US$ 1,089 thousand and US$ 1,718 thousand, respectively.

The total intrinsic value of options exercised during the year ended December 31, 2010 and 2011, is US$ 813 thousand and US$ 609 thousand, respectively.

The intrinsic value of the options at the date of grant is zero.

I.              The stock option activity under the abovementioned plans is as follows:

			Weighted
		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2010	240,700

Granted	137,500	18.82	8.69
Exercised	(70,375)	3.68	1.81
Forfeited	(2,000)	3.82	1.81

Balance at December 31, 2010	305,825

Exercised	(45,400)	3.62	1.75
Forfeited	(3,000)	16.32	7.54

Balance at December 31, 2011	257,425
Exercisable at December 31, 2011	122,425

J.	During 2009, 2010 and 2011, the Company recorded share-based compensation expenses. The following summarizes the allocation of the stock-based compensation expenses:

	Year ended December 31
	2009	2010	2011
	US$ thousands	US$ thousands	US$ thousands

Cost of sales	65	33	24
Research and development costs	138	71	96
Selling and marketing expenses	127	65	134
General and administrative expenses	109	62	183

	439	231	437

Sales	12 Months Ended
Dec. 31, 2011
Sales [Abstract]
Sales
Note 12 - Sales

A.           Information on sales by geographic distribution:

The Company has one operating segment.

Sales are attributed to geographic distribution based on the location of the customer.

	Year ended December 31
	2009	2010	2011
	US$ thousands

North America	14,464	22,071	29,627
Europe	3,507	4,174	5,174
Rest of the world	2,555	4,154	4,832

	20,526	30,399	39,633

All property, plant and equipment are located in Israel.

B.           Sales to single customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2009	2010	2011
	US$ thousands

Customer "A"	*	3,440	4,882
Customer "B"	2,593	4,160	4,195
Customer "C"	2,920	3,214	*

*	Less than 10% of sales.

Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2011
Financial Income (Expenses), Net [Abstract]
Financial Income (Expenses), Net
Note 13 - Financial Income (Expenses), Net

	Year ended December 31
	2009	2010	2011
	US$ thousands

Interest income	1,253	1,277	1,292
Interest expenses	(252)	(416)	(499)
Exchange rate differences, net	72	(130)	(231)
Bank charges	(164)	(114)	(123)

	909	617	439

Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
Note 14 - Taxes on Income

A.
Measurement of results for tax purposes under the Israeli Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986

As a "foreign invested company" (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company's management has elected to apply Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986 from January 1, 2002. Accordingly, its taxable income or loss is calculated in US Dollars.

B.	Israel tax reform

On July 25, 2005, the Israeli Parliament (the "Knesset") passed the Law for the Amendment of the Income Tax Ordinance (No. 147 and Temporary Order) – 2005, which provides, inter alia, for gradual reduction in the Company tax rate to 25% until 2010 tax year.

On July 14, 2009, the Knesset Passed the law for Economic Efficiency (amendment for legislation for implementation of the economic program for 2009-2010), which provides for gradual reduction in the company tax rate to 18% as from 2016. According to the amendments the company tax rate will be reduced in the following manner: in 2009 – 26%, in 2010 – 25%, in 2011 – 24%, in 2012 – 23%, in 2013 – 22%, in 2014 – 21%, in 2015 – 20%, and from 2016 onward the tax rate will be 18%.

On December 5, 2011 the Knesset approved the Law to Change the Tax Burden (Legislative Amendments) – 2011. According to the law the tax reduction that was provided in the Economic Efficiency Law, as aforementioned, will be cancelled and the company tax rate will be 25% as from 2012.

Current taxes for the periods reported in these financial statements are calculated according to the tax rates specified in the Economic Efficiency Law.

Deferred tax balances as at December 31, 2011 are calculated in accordance with the tax rates specified in the Law to Change the Tax Burden, at the tax rate expected on the date of reversal. The change in the tax rate on the financial statements as at December 31, 2011 has no material effect on the Company's consolidated results of operations and financial position.

C.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter - the "Law")

1.            Rates

a.
The Company has elected to be taxed under the alternative benefits method, whereby the Company waives grants in return for tax exemptions. For the manufacturing plant in Yokneam the Company is entitled to an exemption from tax on its taxable income for a period of ten years beginning from the year of election; For the research and development center the Company is entitled to an exemption from tax on its taxable income for two years beginning from the year of election, and not more than 25%, on its taxable income in the next eight years.

b.
In the event of distribution by the Company of cash dividends out of its retained earnings that were tax exempt due to the "Approved Enterprise" status, the Company would be subject to a 25% corporate tax on the amount distributed, and a further 15% withholding tax would be deducted from the amounts distributed to the shareholders.

c.
Should the Company derive income from sources other than the "Approved Enterprise" during the relevant period of benefits, such income will be taxable at the regular corporate tax rates for the applicable year.

2.	Accelerated depreciation

The Company is entitled to claim accelerated depreciation for a period of five years in respect of property, plant and equipment of an "Approved Enterprise". The Company has not utilized this benefit to date.

3.	Conditions for entitlement to the tax benefits

Entitlement to the tax benefits of the Company's "Approved Enterprise" is dependent upon the Company fulfilling the conditions stipulated by the Law and the regulations published thereunder, as well as the criteria set forth in the approval for the specific investment in the Company's "Approved Enterprise".

In the event of failure to comply with these conditions, the tax benefits may be canceled, and the Company may be required to refund the amount of the cancelled benefits, with the addition of linkage differences and interest. As of the date of these financial statements, the Company meets the compliance with these conditions.

4.	Amendments to the Law

On March 30, 2005, the Israeli Parliament approved a reform of the above Law. The primary changes are as follows:

(a)
Companies that meet the criteria of the Beneficial Enterprise (Formerly known as Alternative Path of Approved Enterprise) benefits will receive those benefits without prior approval. In addition, there will be no requirement to file reports with the Investment Center. Companies will be required to notify the Israeli Tax Authorities regarding the implementation of the Beneficial Enterprise. Audits will take place via the Israeli Income Tax Authorities as part of the tax audits. Request for pre-ruling is possible.

(b)
Tax benefits of the Beneficial Enterprise comparing to regular corporate tax regulations, include lower tax rates or no tax depending on the area and the path chosen, lower tax rates on dividend income and accelerated tax depreciation. The tax benefits do not differ from those prior the amendment.

(c)
In order to receive the tax benefits in the Grant Path or the Beneficial Enterprise, the "Industrial Company" must contribute to the economic independence of Israel's economy in one of the following ways:

1.	Its primary activity is in the Biotechnology or Nanotechnology fields and pre-approval is received from the head of research and development at the Office of the Chief Scientist;

2.	Its revenue from a specific country is not greater than 75% of its total revenues that year;

3.	25% or more of its revenues are derived from a specific foreign market of at least 12 million residents.

(d)	Upon the establishment of a "Beneficial Enterprise", an investment of at least NIS 300 thousand in production machinery and equipment within three years is required.

(e)
For an expansion, a company is required to invest within three years the higher of NIS 300 thousand in production machinery and equipment or a certain percentage of its existing production machinery and equipment.

The amendments to the Law do not retroactively apply for investment programs having an "Approved Enterprise" approval certificate from the Investment Center issued up to December 31, 2004. Therefore, the amendments do not impact an existing "Approved Enterprise" that received prior written approval. The new tax regime shall apply for a new "Approved Enterprise" and for an "Approved Enterprise" expansion for which the elected year is 2004 onwards.

In respect to the abovementioned amendments to the Law, the Company selected the tax years 2004, 2006 and 2009 as the years of election and received the Israeli Tax Authorities' pre-ruling acknowledging 2004, 2006 and 2009 as the years of election. Additionally, the Israeli Tax Authorities' pre-ruling granted a formula to determine allocation of the Company's taxable income that will be subject to different tax rates as allowed under the amendments to the Law.

On December 29, 2010 the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments – 1959 (hereinafter – "the Amendment to the Law"). The Amendment to the Law was published in the Official Gazette on January 6, 2011. The Amendment to the Law is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a preferred company, per the definition of these terms in the Amendment to the Law.

Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period. The 2012 tax year is the last year companies can choose as the year of election, providing that the minimum qualifying investment began in 2010.

The Amendment provides that only companies in Development Area A will be entitled to the grants track and that they will be entitled to receive benefits under this track and under the tax benefits track at the same time. In addition, the existing tax benefit tracks were eliminated (the tax exempt track, the "Ireland track" and the "Strategic" track) and two new tax tracks were introduced in their place, a preferred enterprise and a special preferred enterprise, which mainly provide a uniform and reduced tax rate for all the company's income entitled to benefits, such as: for a preferred enterprise – in the 2011-2012 tax years – a tax rate of 10% for Development Area A and of 15% for the rest of the country, in the 2013-2014 tax years – a tax rate of 7% for Development Area A and of 12.5% for the rest of the country, and as from the 2015 tax year – 6% for Development Area A and 12% for the rest of the country. Furthermore, an enterprise that meets the definition of a special preferred enterprise is entitled to benefits for a period of 10 consecutive years and a reduced tax rate of 5% if it is located in Development Area A or of 8% if it is located in a different area.

The Amendment to the Law also provides that no tax will apply to a dividend distributed out of preferred income to a shareholder that is a company, for both the distributing company and the shareholder. A tax rate of 15% shall continue to apply to a dividend distributed out of preferred income to an individual shareholder or foreign resident, subject to double taxation prevention treaties, which means that there is no change from the existing law. Furthermore, the Amendment to the Law provides relief (hereinafter – "the relief") with respect to tax paid on a dividend received by an Israeli company from profits of an approved/alternative/beneficiary enterprise that accrued in the benefits period according to the version of the law before its amendment, if the company distributing the dividend notifies the tax authorities by June 30, 2015 that it is applying the provisions of the Amendment to the Law and the dividend is distributed after the date of the notice.

The Company meets the conditions provided in the amendment to the Law for the Encouragement of Capital Investments for inclusion in the scope of the tax benefits track. The amendment to the Law will not have a material impact on the Company's consolidated financial statements as of December 31, 2011.

D.           Tax benefits under the Israeli Law for Encouragement of Industry (Taxes), 1969

The Company considers that it currently qualifies as an "Industrial Company" under the above Law. As such, it is entitled to certain tax benefits, mainly the right to deduct share issuance costs over three years for tax purposes in the event of a public offering.

E.            Tax assessments

For the Israeli and US Federal jurisdictions, the Company has final tax assessments for all years up to and including the tax year ended December 31, 2007. For the New-Jersey state jurisdiction, the Company has final tax assessments for all years up to and including the tax year ended December 31, 2006.

F.            Taxation of the subsidiary

At December 31, 2011, the Company's subsidiary had approximately US$ 575 thousand net operating loss carryforwards for US federal income tax reporting purposes, which will expire through 2029. In addition, at December 31, 2011, the subsidiary had approximately US$ 12 thousand net operating loss carryforwards for state income tax reporting purposes, which will expire through 2013.

G.           Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2009	2010	2011
	US$ thousands
Income before income taxes:
Israel	3,115	6,507	8,899
Foreign jurisdiction	9	9	11
	3,124	6,516	8,910
Current taxes:
Israel	358	657	619

Tax benefits relating to prior years:
Israel	(72)	(12)	(38)

Deferred taxes:
Israel	60	148	73
Foreign jurisdiction	(41)	8	13
	19	156	86

Income tax expense	305	801	667

H.           Deferred income taxes

1.
A portion of the Company's income is tax exempt due to the "Approved Enterprise" status granted to its production facilities. Silicom has decided to indefinitely reinvest the amount of the said tax-exempt income, and not to distribute such income as dividends.

2.	The tax effects of significant items comprising the Company's deferred tax assets are as follows:

	December 31	December 31
	2010	2011
	US$ thousands	US$ thousands
Deferred tax assets:
Accrued employee benefits	209	148
Research and development costs	12	3
Tax loss carryforwards	89	87
Fixed Assets	9	6
Other	1	2

Total gross deferred tax assets	320	246
Less: valuation allowance	(51)	(63)

Net deferred tax assets	269	183

In Israel	232	158
Foreign jurisdictions	37	25
Net deferred tax assets	269	183

Current	50	48
Deferred	219	135
Total	269	183

The net change in valuation allowance for the years ended December 31, 2010 and 2011 was a decrease of US$ 17 thousand and an increase of US$ 12 thousand, respectively.

In assessing the realizability of deferred tax assets, the company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and/or loss carry-forward become deductible. In making this assessment, the company has to consider the projected future taxable income as well as tax planning strategies.

For the year ended December 31, 2008, the Company recorded valuation allowance in the amount of its non-current deferred tax assets due to the uncertainty of their realization. In assessing the need for a valuation allowance, the Company considered its historical levels of income, the fact that the Company had a single product line, short lead time of customer's orders and flexible forecasting and expectation of future taxable income and ongoing tax planning strategies.

For the year ended December 31, 2009, the Company re-evaluated the need for a valuation allowance, due to its cumulative profits in recent years and in particular completing profitable quarters in 2009 despite the major worldwide economic downturn which started at the end of 2008. In light of the projections for future taxable income over the periods in which the deferred tax are deductible, the Company believed that it is more likely than not that it would realize a major part of the benefits of these deductible differences. In making these projections the Company has considered its currently stable work environment related to its existing line of products, which enables the Company to present current positive operating income and net income. Additionally, the Company considered its planned new line of products.

Accordingly, the Company reversed a major part of the valuation allowance and recorded an income tax benefit of $423 thousands in 2009. In 2010 and in 2011, the Company's view remained unchanged.  As of December 31, 2011 all of the valuation allowance refers to loss carry-forward related to Silicom Connectivity Solutions, Inc.

Based upon projections for future taxable income over the periods in which the deferred tax assets are deductible, the Company believes it is more likely than not that it will realize the benefits of these deductible differences, net of existing valuation allowance. The amount of the deferred tax asset considered realizable, however, could be reduced in the future if estimates of future taxable income during the carryforward period are reduced.

I.              Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2009	2010	2011
	US$ thousands
Income before income taxes	3,124	6,516	8,910

Statutory tax rate in Israel	26%	25%	24%

Computed expected tax	812	1,629	2,138

Increase (decrease) in taxes resulting from:
Non-deductible (deductible) operating expenses	126	25	123
Prior year adjustments	(72)	(12)	(38)
Change in valuation allowance	(423)	(17)	12
Tax effect due to "Approved Enterprise" status	(66)	(832)	(1,640)
Changes in tax rate and other	(72)	8	72

Income tax expense	305	801	667

J.             Accounting for uncertainty in income taxes

ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements. This standard prescribes a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 requires significant judgment in determining what constitute an individual tax position as well as assessing the outcome of each tax position.

As of January 1, 2009, 2010 and 2011 and during 2009, 2010 and 2011 the Company and its subsidiary did not have any unrecognized tax benefits and thus, no related interest and penalties were accrued.

In addition, the Company and its subsidiary do not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

The Company and its subsidiary file income tax returns in Israel and in the US. The Israeli tax returns of the Company are open to examination by the Israeli tax authorities for the tax years beginning in 2008. The Federal tax returns of the US subsidiary are open to examination by the Federal tax authorities for tax years beginning in 2008, and the NJ State tax returns of the US subsidiary are open to examination by the NJ state tax authorities for tax years beginning in 2007.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments
Note 15 - Fair Value of Financial Instruments

The Company's financial instruments consist of cash and cash equivalents, short-term deposits, marketable securities, trade and other receivables and trade accounts payable. The carrying amounts of these financial instruments, except for marketable securities, approximate fair value because of the short maturity of these investments. Assets held for severance benefits are recorded at their current cash redemption value.

The fair value of marketable securities is presented in Note 4 to these consolidated financial statements.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 16 - Subsequent Events

On March 2, 2012 Internet Machines LLC, a Texas limited liability company filed a patent infringement lawsuit against numerous defendants (including many switch manufacturers) with respect to certain patents for switches,  and included our US subsidiary amongst the list of defendants named in such lawsuit.  The lawsuit claims that the defendants have infringed certain patents purported to be owned by  Internet Machines LLC and seeks unspecified compensation for damages as well as injunctive relief.  The Company is currently considering its next steps with respect to this complaint, however, as the outcome of it is uncertain, an estimate of a contingency, if any, cannot be made at this time.